Investment Strategy	Apr. 30, 2026
Ave Maria Growth Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Adviser to offer above-average potential for growth in revenues, profits, or cash flow. Dividend and interest income are secondary considerations in investment selection. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

The Fund may invest in companies of all sizes, including small and mid-capitalization companies. The Fund may invest in the securities of foreign issuers directly, or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

In selecting investments, the Adviser relies primarily on fundamental analysis by reviewing the issuing company’s financial statements, the fundamentals of other companies in the same industry, market trends, and economic conditions. The Adviser evaluates a company’s earnings growth and prospects, price to cash flow and other variables to determine whether the company meets its growth criteria.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening providers, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each stock held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The Fund’s investments are monitored in relation to the Adviser’s criteria for a growth company. Generally, stocks are purchased with the intent to hold them for three years or more. However, when a company no longer meets the Adviser’s investment standards, it is sold regardless of the time it is held by the Fund. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the CAB. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

The Fund may invest in companies of all sizes. The Fund may invest in the securities of foreign issuers directly, or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objectives and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

•	either a track record of, or the potential for, above-average earnings and dividend growth;
•	a competitive dividend yield;
•	a sound balance sheet and solid cash flow to support future dividend increases;
•	a sustainable competitive advantage and leading market position; and
•	reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund’s investment objectives, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening services, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each stock held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

Stocks are sold when a company fails to achieve its expected results, or economic factors or competitive developments adversely impair the company’s value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Ave Maria Undiscovered Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal market conditions, the Ave Maria Undiscovered Fund invests primarily in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks) that are believed to offer undiscovered value and the potential for long-term capital appreciation. The Fund may invest in the securities of companies of any market capitalization, but will emphasize companies with a market capitalization of less than $10 billion. Under normal circumstances, all of the Fund’s equity investments and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

In seeking investments that offer undiscovered value, the Adviser looks for stocks that, in the Adviser’s view, trade at a discount to their intrinsic (true) value and stocks of companies that (i) are temporarily out of favor with the markets but remain fundamentally sound; (ii) are misunderstood by investors; (iii) have a durable competitive advantage; or (iv) are undergoing a positive transformation. The Adviser uses fundamental security analyses to identify and purchase equity securities of companies that typically exhibit one or more of the following characteristics:

•	Under Appreciated Revenue and Earnings Growth – The company has the potential to exceed consensus expectations for revenue and/or earnings growth.
•	Timely Catalyst – The company has experienced a recent positive earnings report or earnings surprise that provides quantitative evidence that there is a significant gap between the Adviser’s forecasts and consensus analyst expectations.
•	Inflection Point of Change – The company is undergoing meaningful transformation such as the introduction of a new product, a change in leadership, or a regulatory shift that may drive unexpected or underestimated growth.
•	Limited Analyst Coverage – The company is not widely followed by analysts, increasing the likelihood of being overlooked or misunderstood by the investment community.
•	Sustainability – The company may have a durable competitive advantage, such as niche market leadership, proprietary intellectual capital, or a unique manufacturing process.
•	Operating Leverage – The company may have a scalable business model that tends to generate expanding net profit margins as revenue grows.
•	Valuation – The company is considered to be undervalued based on the Adviser’s growth forecasts and historical valuation metrics.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening providers, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each stock held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s criteria, it is sold. Stocks are also sold when a company fails to achieve its expected results, or when economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the CAB. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries, or business sectors. The Fund’s investments will generally change over time, and a significant allocation to any particular issuer or sector does not necessarily represent a continuing investment policy or investment strategy to invest in that issuer or sector.

Ave Maria Value Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal market conditions, the Ave Maria Value Fund invests primarily in common stocks believed by the Adviser to be priced at a discount to their true value according to the Adviser’s criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

The Fund invests in securities of established companies of various market capitalizations. The Fund may invest in the securities of foreign issuers directly, or indirectly, in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector.

The Adviser utilizes a comprehensive financial database and other sources with a universe of over 10,000 primarily domestic corporations to identify companies as candidates for the Fund. Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies, and product offerings.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening providers, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each stock held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve its expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the CAB. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Ave Maria World Equity Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a “non-U.S. company” if the company is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase. The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund’s total assets. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks, and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

The Fund invests in securities of established companies of various market capitalizations. At times, the Fund may emphasize investments in a particular issuer or issuers or hold a smaller number of portfolio securities than other diversified mutual funds. The Fund’s investments in foreign securities may be made directly, or indirectly through depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies, and product offerings.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening services, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each stock held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve its expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Ave Maria Growth Focused Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal market conditions, the Ave Maria Growth Focused Fund will invest primarily in equity securities that the Adviser believes have high earnings growth potential. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible stocks, special situation companies, and foreign stocks. Under normal circumstances, all of the Fund’s equity investments and at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) will be invested in companies believed to offer products or services or engage in practices that are not contrary to the core values and teachings of the Roman Catholic Church.

The Fund may invest in the securities of companies of any size, regardless of market capitalization. The Fund may invest in the securities of foreign issuers directly, or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries, or business sectors. The Fund is classified as non-diversified.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening services, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each stock held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The Fund may invest in special situation companies that have fallen out of favor with the market but are expected to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure.

In selecting investments, the Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to their free cash flow and earnings, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies that are believed to redeploy excess capital at high rates of return.

Generally, stocks are purchased with the intent to hold them for an average of five years. However, when a company no longer meets the Adviser’s investment standards or a more attractive opportunity becomes available, it is sold regardless of the time it is held by the Fund. A stock may also be sold when there is an adverse change in a company’s economic outlook or competitive advantage, a fundamental change in a company’s management, the company fails to redeploy its capital at the return threshold anticipated by the Adviser, or the anticipated return threshold is no longer probable. Additionally, a stock will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the Catholic Advisory Board. A stock will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Ave Maria Value Focused Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal market conditions, the Ave Maria Value Focused Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks). Under normal circumstances, all of the Fund’s equity investments and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. The Fund is classified as non-diversified.

The Fund may invest in securities of companies of any size, regardless of market capitalization. The Fund may invest in equity securities of foreign issuers, either directly, or indirectly in the form of depositary receipts. Depositary receipts are stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies.

At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries, or business sectors. The Fund’s investments will generally change over time, and a significant allocation to any particular issuer or sector does not necessarily represent a continuing investment policy or investment strategy to invest in that issuer or sector. The Fund may invest in special situation companies that have fallen out of favor with the market but are expected to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company’s cost structure.

The Fund may also invest in exchange-traded funds (“ETFs”) if the Adviser believes it is advisable to expose the Fund to the broad market or to broad market sectors or to protect against market risk without purchasing a large number of individual securities. ETFs differ from traditional mutual funds because their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF. The Fund may invest in debt securities, which include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, and debt securities rated below investment grade (high yield or junk bonds). A debt security is considered to be below investment grade if it is rated below BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings, or below Baa3 by Moody’s Ratings (“Moody’s”). The Fund’s investments in debt securities are not limited to any specific duration, maturity, or geographic concentration. The Fund may also invest in cash or cash equivalents. The Fund’s cash level is a result of the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings. Under normal market conditions, the Fund will limit its investment in ETFs, debt securities (including junk bonds), and cash or cash equivalents to no more than 20% of its net assets.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening services, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each security held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic (true) value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies, or product offerings. The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value.

When a security appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Securities are also sold when a company fails to achieve its expected results, or when economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a security will be sold in a manner that is not disruptive to the Fund if the Adviser determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church, based on the criteria established by the CAB. A security will automatically be sold, if necessary, to ensure that the Fund meets its policy of investing at least 80% of its net assets in morally responsible investments.

Ave Maria Bond Fund
Prospectus [Line Items]
Strategy [Heading]	what are the fund’s principal investment strategies?
Strategy Narrative [Text Block]

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities, and money market instruments. The Fund may invest up to 20% of its net assets in equity securities (which includes, but is not limited to, preferred stocks, common stocks paying dividends, and securities convertible into common stock) of domestic or foreign issuers of any market capitalization. Under normal circumstances, all of the Fund’s investments in corporate debt and equity securities will satisfy the Fund’s religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church.

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund’s fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The Catholic Advisory Board (the “Catholic Advisory Board” or the “CAB”) sets the criteria for screening out companies based on religious principles. In making this determination, the CAB members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid three major categories of companies: (i) those involved in the practice of abortion, including those that contribute corporate funds to Planned Parenthood; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; and (iii) those that support embryonic stem cell research. A company is deemed to be involved in the practice of abortion if it (i) conducts abortions or provides abortion-related products or services; or (ii) supports or contributes corporate funds to companies that engage in abortion, such as Planned Parenthood. A company is deemed to support embryonic stem cell research if it (i) conducts research on embryonic stem cells; (ii) provides embryonic stem cell research services; (iii) provides embryonic stem cell therapies for various diseases; or (iv) develops products to improve embryonic stem cell therapeutic potential or regenerative treatments. The Fund is not authorized or sponsored by the Roman Catholic Church and the CAB is not affiliated with the Roman Catholic Church. For more information about the CAB, please turn to the “Catholic Advisory Board” section of this Prospectus.

The Adviser applies a proprietary screening process to monitor adherence with the Fund’s moral screening criteria using information from commercially available third-party screening services, shareholders, and other sources. The Adviser also conducts internal research using databases that enable it to monitor all publicly available company information. On an ongoing basis, the Adviser monitors each security held in the Fund to determine if the issuer remains in compliance with the Fund’s moral screening criteria.

The Fund will invest at least 80% of its net assets in “investment-grade” debt securities and securities issued by the U.S. government, its agencies, or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes, or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities (“TIPS”)) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government.

The Fund may invest in debt securities of any maturity, duration, or geographic concentration. In selecting debt securities, the Adviser will focus on the issuer’s credit strength as well as the security’s effective duration and yield. Effective duration is a measure of a debt security’s price sensitivity to interest rate changes. Effective duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities.

The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available. A security will automatically be sold, if necessary, to ensure that the Fund’s investments are in accordance with its morally responsible investment policy.